Commitment	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitment

15. COMMITMENT

The Company entered into a Technology Development Service Agreement (the “Technology Agreement”) in January 2016 with Zhejiang Pharmaceutical College (the “College”) with a term of three years. Pursuant to the Technology Agreement, the College will conduct research and development on induction of callus of gingko leaves and extraction, and identification of flavone and lactone therefrom on the Company’s behalf. As consideration, the Company will pay the College an annual research fee of RMB100,000 ($15,400) and monthly consulting fees.